Components of Identifiable Intangible Assets Acquired (Detail) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified		0 Months Ended			0 Months Ended
	Oct. 15, 2013 Vet Therapeutics [Member]	Oct. 15, 2013 Vet Therapeutics [Member] Antibody for B-cell Lymphoma (now referred to as AT-004) [Member]	Oct. 15, 2013 Vet Therapeutics [Member] Antibody for T-cell Lymphoma (now referred to as AT-005) [Member]	Jan. 06, 2014 Okapi Sciences NV [Member]	Jan. 06, 2014 Okapi Sciences NV [Member] Oftalvir (now referred to as AT-006) [Member]	Jan. 06, 2014 Okapi Sciences NV [Member] Felivir (now referred to as AT-007) [Member]	Jan. 06, 2014 Okapi Sciences NV [Member] Canilox (now referred to as AT-008) [Member]	Jan. 06, 2014 Okapi Sciences NV [Member] Parvo (now referred to as AT-011) [Member]
Business Acquisition [Line Items]
Total intangible assets subject to amortization, fair value	$ 46,520	$ 36,440	$ 10,080	$ 29,400	$ 3,400	$ 13,500	$ 5,300	$ 7,200
Total intangible assets subject to amortization, useful life		20 years	20 years		13 years	15 years	13 years	14 years